DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Available for Sale Securities Recorded at a Fair Value

The following tables are as of December 31, 2012 and 2011, respectively:

		At December 31, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$21,430	$—	$21,430	$—
State and political subdivisions	2,909	—	2,909	—
Mortgage-backed securities – GSE residential	22,975	—	22,975	—
Preferred stock	37	37	—	—
SBA guaranteed	237	—	237	—

Total available for sale securities	$47,588	$37	$46,551	$—

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities—GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available for sale securities	$43,931	$25	$43,906	$—

Fair Value of Assets and Liabilities Measured on Non-Recurring Basis

The following tables are as of December 31, 2012 and 2011, respectively:

		At December 31, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Impaired loans	$5,972	$—	$—	$5,972
Other real estate owned	8,858	—	—	8,858

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Impaired loans	$7,008	$—	$—	$7,008
Other real estate owned	4,722	—	—	4,722

Quantitative Information Unobservable Inputs

The following table presents quantitative information about unobservable inputs in recurring and nonrecurring Level 3 fair value measurements:

		As of December 31, 2012
	Fair Value	Valuation Technique	Unobservable Inputs	Range
Impaired loans	$5,972	Market comparable properties	Marketability discount	5% - 30.7%
Other real estate owned	8,858	Fair value appraisals

Carrying Amount and Estimated Fair Value of Financial Instruments

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012:

		At December 31, 2012
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$71,021	$71,021	$—	—
Interest-bearing time deposits	1,941	1,941	—	—
Securities available for sale	47,588	37	47,551	—
Loans held for sale	7,230	—	7,230	—
Loans receivable, net	194,391	—	—	196,156
Federal Home Loan Bank stock	926	—	926	—
Interest receivable	926	—	926	—

Financial liabilities
Deposits	317,204	—	318,558	—
Federal Home Loan Bank advances	9,000	—	9,189	—
Subordinated debentures	3,609	—	—	1,230
Interest payable	145	—	145	—

The carrying amount and estimated fair value of financial instruments at December 31, 2011 are as follows:

	2011
	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258
Interest-bearing time deposits	3,435	3,435
Securities available for sale	43,931	43,931
Loans held for sale	633	633
Loans receivable, net	198,110	200,526
Federal Home Loan Bank stock	5,398	5,398
Interest receivable	1,047	1,047

Financial liabilities
Deposits	301,101	303,213
Federal Home Loan Bank advances	13,000	13,356
Other borrowings	1,300	1,300
Subordinated debentures	3,609	1,189
Interest payable	248	248